Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Credit Facilities
At December 31, 2018, Hydro One’s consolidated committed, unsecured and undrawn credit facilities (Operating Credit Facilities) totalling $2,550 million consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Hydro One Inc.
Revolving standby credit facility	June 2022	2,300	—
Hydro One
Five-year senior, revolving term credit facility	November 2021	250	—
Total		2,550	—

Schedule of Outstanding Long-Term Debt
The following table presents long-term debt outstanding at December 31, 2018 and 2017:

December 31 (millions of dollars)	2018	2017
2.78% Series 28 notes due 2018	—	750
Floating-rate Series 31 notes due 2019[1]	228	228
1.48% Series 37 notes due 2019[2]	500	500
4.40% Series 20 notes due 2020	300	300
1.62% Series 33 notes due 2020[2]	350	350
1.84% Series 34 notes due 2021	500	500
2.57% Series 39 notes due 2021[2]	300	—
3.20% Series 25 notes due 2022	600	600
2.97% Series 40 notes due 2025	350	—
2.77% Series 35 notes due 2026	500	500
7.35% Debentures due 2030	400	400
6.93% Series 2 notes due 2032	500	500
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	—
4.00% Series 24 notes due 2051	225	225
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One Inc. long-term debt (a)	10,573	9,923

6.6% Senior Secured Bonds due 2023 (Principal amount - $107 million)	129	136
4.6% Note Payable due 2023 (Principal amount - $36 million)	39	40
HOSSM long-term debt (b)	168	176

	10,741	10,099

Add: Net unamortized debt premiums	13	14
Add: Unrealized mark-to-market gain[2]	(5)	(9)
Less: Deferred debt issuance costs	(40)	(37)
Total long-term debt	10,709	10,067
[1] The interest rates of the floating-rate notes are referenced to the three-month Canadian dollar bankers’ acceptance rate, plus a margin.
[2] The unrealized mark-to-market net gain relates to $50 million of the Series 33 notes due 2020, $500 million Series 37 notes due 2019, and $300 million Series 39 notes due 2021. The unrealized mark-to-market net gain is offset by a $5 million (2017 - $9 million) unrealized mark-to-market net loss on the related fixed-to-floating interest-rate swap agreements, which are accounted for as fair value hedges.

Schedule of Long-Term Debt
The total long-term debt is presented on the consolidated balance sheets as follows:

December 31 (millions of dollars)	2018	2017
Current liabilities:
Long-term debt payable within one year	731	752
Long-term liabilities:
Long-term debt	9,978	9,315
Total long-term debt	10,709	10,067

Summary of Principal Repayments and Related Weighted Average Interest Rates
Principal repayments, interest payments, and related weighted-average interest rates are summarized by year in the following table:

	Long-term Debt Principal Repayments	Interest Payments	Weighted Average Interest Rate
Years	(millions of dollars)	(millions of dollars)	(%)
2019	731	448	1.9
2020	653	429	2.9
2021	803	411	2.1
2022	603	393	3.2
2023	131	379	6.1
	2,921	2,060	2.6
2024-2028	850	1,806	2.9
2029 and thereafter	6,945	4,315	5.1
	10,716	8,181	4.2